TAXES ON INCOME (Schedule of Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current taxes	$ 7	$ 153	$ 29
Deferred taxes	(514)	41	25
Taxes on income, net, as reported in the statements of operations	(507)	194	54
Foreign	63	57	45
Domestic	$ (570)	$ 137	$ 9